S000031364 [Member] Performance Management - S000031364 [Member]	Jul. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance has varied for each full calendar year shown.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares for periods prior to its inception date.
Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
Prior to October 1, 2016, the Fund operated as a prime money market fund and invested in certain types of securities that the Fund is no longer permitted to hold to any significant extent (i.e., over 0.5% of total assets). Consequently, the performance information may have been different if the current investment limitations had been in effect during the period prior to the Fund’s conversion to a government money market fund.
The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information, including current 7-day yield, can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance has varied for each full calendar year shown.
Bar Chart [Heading]	Year by Year Total Return (%)as of December 31 Each Year*
Bar Chart Closing [Text Block]	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 4th Quarter 2023 1.30% Worst 1st Quarter 2022 0.00%
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2024)
Money Market Seven Day Yield Phone	800.345.6611
Performance Availability Website Address [Text]	columbiathreadneedleus.com
C000097504 [Member]
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date return
Bar Chart, Year to Date Return	3.06%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	1.30%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022